Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by NextNRG, Inc., with the Securities and Exchange Commission (the “SEC”) on October 6, 2026. This Amendment is being filed as an exhibit-only filing to file the Form of Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Non-Voting Preferred Stock (the “Certificate of Designation”) as Exhibit 3.1 and the Form of Amendment to Securities Purchase Agreement, dated as of September 30, 2026, by and between NextNRG, Inc. and the Buyer (the “SPA”) as Exhibit 10.2.
Document Period End Date	Sep. 30, 2026
Entity File Number	001-40809
Entity Registrant Name	NextNRG, Inc.
Entity Central Index Key	0001817004
Entity Tax Identification Number	83-4260623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	407 Lincoln Rd. #9F
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	791-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NXXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false